Note 19 - Trade and Other Receivables (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Total deposits from customers	$ 0	$ 504	$ 504
Total current inventories	$ 2,115	1,887	1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Total deposits from customers		500	500
Total current inventories		$ 400	$ 400